Exceptional Items - Summary of Exceptional Items by Category (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2024
Disclosure of exceptional items [line items]
Exceptional items gross	$ (3,371)		$ (1,234)		$ (6,600)
Exceptional items tax	0		96		837
Exceptional items net	(3,371)		(1,138)		(5,763)
Samarco dam failure
Disclosure of exceptional items [line items]
Exceptional items gross	(1,071)		(914)		(3,677)
Exceptional items tax	0		0		(85)
Exceptional items net	(1,071)	[1]	(914)	[2]	(3,762)	[3]
Impairment of Jansen project
Disclosure of exceptional items [line items]
Exceptional items gross	(2,300)
Exceptional items tax	0
Exceptional items net	(2,300)
Western Australia Nickel (WAN) temporary suspension [member]
Disclosure of exceptional items [line items]
Exceptional items gross			(320)
Exceptional items tax			96
Exceptional items net			(224)
Impairment of Western Australia Nickel assets [member]
Disclosure of exceptional items [line items]
Exceptional items gross					(3,800)
Exceptional items tax					1,125
Exceptional items net					(2,675)
Blackwater and Daunia gain on divestment [member]
Disclosure of exceptional items [line items]
Exceptional items gross					877
Exceptional items tax					(203)
Exceptional items net					674
Attributable to non-controlling interests
Disclosure of exceptional items [line items]
Exceptional items gross	0		0		0
Exceptional items tax	0		0		0
Exceptional items net	0		0		0
Attributable to BHP shareholders
Disclosure of exceptional items [line items]
Exceptional items gross	(3,371)		(1,234)		(6,600)
Exceptional items tax	0		96		837
Exceptional items net	$ (3,371)		$ (1,138)		$ (5,763)

[1]	Refer to note 4 'Significant events – Samarco dam failure' for further information.
[2]	Refer to note 4 'Significant events – Samarco dam failure' for further information.
[3]	Refer to note 4 'Significant events – Samarco dam failure' for further information.